LEASES - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Leases [Abstract]
Operating lease right-of-use lease assets	$ 377,626	$ 434,188	$ 434,188
Operating lease liabilities – current	292,072	275,213	275,213
Operating lease liabilities – non-current	202,158	$ 258,974	258,974
Total operating lease liabilities	$ 494,230		$ 534,187